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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2910

Madison Mosaic Government Money Market Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspoection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Report to Shareholders.

SEMI-ANNUAL REPORT (unaudited)

March 31, 2009

Madison Mosaic Government Money Market

Madison Mosaic Funds (logo) www.mosaicfunds.com

Contents

Letter to Shareholders	1
Statement of Net Assets	2
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	4
Financial Highlights	5
Notes to Financial Statements	5
Fund Expenses	8

Madison Mosaic Government Money Market March 31, 2009

Letter to Shareholders

(Photo of Chris Nisbet) The six-month period ended March 31, 2009 saw the seven-day yield of Government Money Market drop steadily as the Federal Reserve Board brought the Fed Funds target rate to 0.25%, driving the yields of money markets to historic lows. Money market rates and the Federal Funds rate are closely linked, with the Fed rate posture reflected in the yield of money market funds. At the beginning of the period the Fed Funds Target Rate was 2.00%. On October 8, and again on October 29, 2008 the rate was cut 0.50%, to bring the Target Rate to 1.00%. On December 16, 2008 a final cut was made in a range of 0.75-1.00%, bringing the rate down to the period-ending 0.00%-0.25%. We are committed to maintaining your fund's share price. This entails waiving expenses in excess of the yield generated to preserve your share value.

Economic Overview

The six-month period saw continued unrest in the financial sector and a realization that these problems would not be confined. By the end of the period it was clear that we were in the midst of what could prove to be the worst recession of our times. In response, the Treasury & Federal Reserve enacted unprecedented monetary and fiscal measures to combat the deepening recession. While much of the period was characterized by fear and pessimism, by the end of March the stock market had recovered much of its double-digit losses of January and February, and there was a sense that the worst might be behind us.

Expanded fiscal and monetary stimuli were the biggest stories of the period and still had legs as March came to a close. As the period ended, a new budget bill was under consideration which would invest significantly in infrastructure, education, alternative energy, and health care. The Treasury had recently announced new initiatives for reviving the credit markets and the Fed had just expanded its balance sheet through outright open market purchases of up to $1.05 trillion worth of Treasury, Agency, and Agency Mortgage securities. The Fed indicated hope that by lowering returns on "less risky" assets, market participants would re-enter risk markets, freeing up the flow of credit. While these massive efforts have yet to bring the credit markets to full health, they seem to have stabilized the situation and given many observers cause for guarded optimism.

Outlook

In spite of the massive fiscal and monetary stimulus being brought to bear, both here in the U.S. and globally, the economy appears to be a few quarters away from growth. We estimate that 2009 may end up being a negative year for GDP - both real (inflation adjusted) and nominal. But in the early part of 2010, the year-over-year comparisons will become easier, and recent stimuli should kick in. Economic growth should return, but don't expect it to be robust.

Inflation, for now, appears minimal. Commodity input prices remain weak. The rate of capacity utilization has fallen over 12 percentage points since its most recent high in the summer of 2006 and the job market is bleak, giving labor little leverage in seeking higher compensation. However, once the economy is firmly on the upswing, inflation issues should re-emerge, as many of the Government's stimulus plans are pro-cyclical, and some downright inflationary. This could become a real issue at some point, most likely by mid-2010. In the meantime, investors in Government Money Market will have to settle for a combination of low or no yields while achieving protection of principal in an economic environment that continues to produce significant investment risk.

Sincerely,

(signature)

Christopher W. Nisbet, CFA
Senior Portfolio Manager

Madison Mosaic Government Money Market 1

Madison Mosaic Government Money Market March 31, 2009

Statement of Net Assets (unaudited)

	PRINCIPAL AMOUNT	VALUE
US GOVERNMENT AGENCY OBLIGATIONS: 97.8% of net assets
Federal Home Loan Bank, 0.26%, 4/1/09	$1,000,000	$1,000,000
Federal Home Loan Bank, 0.18%, 4/6/09	750,000	749,981
Federal Home Loan Bank, 0.29%, 4/24/09	1,000,000	999,811
Federal Home Loan Bank, 0.39%, 5/8/09	1,000,000	999,599
Federal Home Loan Bank, 0.29%, 5/11/09	1,000,000	999,678
Federal Home Loan Bank, 0.35%, 5/12/09	750,000	749,701
Federal Home Loan Bank, 0.42%, 5/15/09	750,000	749,615
Federal Home Loan Bank, 0.3%, 6/1/09	1,000,000	999,492
Federal Home Loan Bank, 0.32%, 6/2/09	2,000,000	1,998,811
Federal Home Loan Bank, 0.43%, 6/15/09	500,000	499,552
Federal Home Loan Bank, 0.33%, 6/17/09	1,000,000	999,294
Federal Home Loan Bank, 0.3%, 8/3/09	750,000	749,225
Freddie Mac, 1.4%, 4/9/09	1,000,000	999,688
Freddie Mac, 1%, 4/14/09	1,000,000	999,638
Freddie Mac, 1.15%, 4/21/09	750,000	749,520
Freddie Mac, 0.29%, 4/22/09	750,000	749,873
Freddie Mac, 1.07%, 5/6/09	1,000,000	998,958
Freddie Mac, 0.45%, 5/28/09	1,000,000	999,287
Freddie Mac, 0.29%, 5/29/09	750,000	749,649
Freddie Mac, 0.34%, 6/09/09	1,000,000	999,348
Freddie Mac, 0.33%, 6/12/09	1,000,000	999,340
Freddie Mac, 0.47%, 6/15/09	750,000	749,265
Freddie Mac, 0.34%, 6/19/09	750,000	749,440
Freddie Mac, 0.31%, 6/25/09	1,000,000	999,268
Freddie Mac, 0.25%, 7/27/09	1,000,000	999,187
Fannie Mae, 1%, 4/29/09	750,000	749,416
Fannie Mae, 0.42%, 5/19/09	750,000	749,580
Fannie Mae, 0.42%, 6/8/09	750,000	749,405
Fannie Mae, 0.36%, 6/26/09	750,000	749,355
	PRINCIPAL AMOUNT	VALUE
Fannie Mae, 0.35%, 6/30/09	$1,000,000	$?999,125
Fannie Mae, 0.25%, 7/6/09	1,000,000	999,333
Fannie Mae, 0.33%, 7/13/09	1,250,000	1,248,820

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $29,482,254)		$29,482,254

REPURCHASE AGREEMENT: 2.3% of net assets
With U.S. Bank National Association issued 3/31/09 at 0.01%, due 4/1/09, collateralized by $716,513 in Fannie Mae MBS #255494 due 11/1/19. Proceeds at maturity are $702,460 (Cost $702,460).		702,460

TOTAL INVESTMENTS: (Cost $30,184,714)+		$30,184,714

LIABILITIES LESS CASH AND RECEIVABLES: (0.1)% of net assets		(25,882)

NET ASSETS: 100%		$30,158,832

The Notes to Financial Statements are an integral part of these statements.

2 Semi-annual Report • March 31, 2009

Madison Mosaic Government Money Market March 31, 2009

Statement of Assets and Liabilities (unaudited)

ASSETS
Investment, at value (Note 1)
Total government agency obligations	$29,482,254
Repurchase agreement	702,460
Total investments (Cost $30,184,714)	30,184,714
Capital Shares Sold	3,541
Total assets	$30,188,255

LIABILITIES
Payables
Capital shares redeemed	25,427
Independent trustee fees	1,500
Auditor fees	2,496
Total liabilities	29,423

NET ASSETS	$30,158,832
Net assets consists of:
Paid in capital	30,158,222
Accumulated net realized gains	610
Net Assets	$30,158,832

CAPITAL SHARES OUTSTANDING An unlimited number of capital shares, without par value, are authorized (Note 5)	30,158,306

NET ASSETS VALUE PER SHARE	$1.00

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Government Money Market 3

Madison Mosaic Government Money Market

Statement of Operations (unaudited)

For the six-months ended March 31, 2009

INVESTMENT INCOME (Note 1)
Interest income	$224,076
EXPENSES (Notes 3, 4 and 6)
Investment advisory fees	76,344
Service agreement fees	53,440
Independent trustee, auditor and line of credit fees	5,496
Expenses waived	(41,994)
Total expenses	93,286
NET INVESTMENT INCOME	$130,790
NET REALIZED GAIN ON INVESTMENTS	610
TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$131,400

Madison Mosaic Government Money Market

Statements of Changes in Net Assets

	(unaudited) Six-Months Ended March 31, 2009	Year Ended September 30, 2008
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$???130,790	$???926,857
Net realized gain on investments	610	3,639
Total increase in net assets resulting from operations	131,400	930,496
DISTRIBUTION TO SHAREHOLDERS
From net investment income	(130,790)	(926,857)
From net capital gains	(2,111)	--
Total distributions	(132,901)	(926,857)
CAPITAL SHARE TRANSACTIONS (Note 5)	(814,445)	(4,888,388)
TOTAL DECREASE IN NET ASSETS	(815,946)	(4,884,749)
NET ASSETS
Beginning of period	$30,974,778	$35,859,527
End of period	$30,158,832	$30,974,778

The Notes to Financial Statements are an integral part of these statements.

4 Semi-annual Report • March 31, 2009

Madison Mosaic Government Money Market

Financial Highlights

Selected data for a share outstanding for the periods indicated.

	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
	2009	2008	2007	2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	--2	0.03	0.05	0.04	0.02
Less distributions from net investment income and capital gains1	--2	(0.03)	(0.05)	(0.04)	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)	0.43	2.73	4.70	4.05	2.08
Ratios and supplemental data
Net assets, end of period (thousands)	$30,159	$30,975	$35,860	$36,846	$41,884
Ratio of expenses to average net assets before fee waiver (%)	0.883	0.88	0.88	0.88	0.88
Ratio of expenses to average net assets after fee waiver (%)	0.613	0.63	0.63	0.63	0.63
Ratio of net investment income to average net assets before fee waiver (%)	0.583	2.47	4.35	3.69	1.84
Ratio of net investment income to average net assets after fee waiver (%)	0.853	2.72	4.60	3.94	2.09

1No capital gains were distributed for years ended September 30, 2008, 2007, 2006 and 2005.
2Greater than $0.00 but less than $0.01 (see Notes 3 and 4).
3Annualized.

The Notes to Financial Statements are an integral part of these statements.

Madison Mosaic Government Money Market

Notes to Financial Statements

1. Summary of Significant Accounting Policies. Madison Mosaic Government Money Market (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Fund invests solely in securities issued by the U.S. Government or any of its agencies or instrumentalities or in repurchase agreements backed by such securities. Because the Fund is 100% no-load, its shares are offered and redeemed at the net asset value per share.

Securities Valuation: Portfolio securities are valued at acquisition cost as adjusted for amortization of premium or accretion of discount, which approximates fair market value.

The Fund adopted Financial Accounting Standards Board Statement No. 157, Fair Value Measurements (FAS 157) effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own

Madison Mosaic Government Money Market 5

Notes to Financial Statements (continued)

assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Various inputs as noted above are used in determining the value of the Fund's investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's assets as of March 31, 2009:

Investments in Securities
Valuation Inputs
Level 1: Quoted prices	--
Level 2: Other significant observable inputs	$30,184,714
Level 3: Significant unobservable inputs	--
Total	$30,184,714

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and Federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method.

Distribution of Income: Net investment income, determined as gross investment income less total expenses, is declared as a dividend each business day. Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. Distributions paid during the years ended September 30, 2008 and 2007 were $926,857 and $1,669,102, respectively. All distributions were paid from ordinary income and were identical for book purposes and tax purposes. As of March 31, 2009, the Fund had $610 of accumulated net realized gains as the only component of distributable earnings on a tax basis.

Income Tax: No provision is made for Federal income taxes since it is the intention of the Fund to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal income taxes.

The Fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes," on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the period ended March 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

6 Semi-annual Report  March 31, 2009

Notes to Financial Statements (continued)

2. Investment in Repurchase Agreements. When the Fund purchases securities under agreements to resell, the securities are held in safekeeping by the Fund's custodian bank as collateral. Should the market value of the securities purchased under such an agreement decrease below the principal amount to be received at the termination of the agreement plus accrued interest, the counterparty is required to place an equivalent amount of additional securities in safe-keeping with the Fund's custodian bank. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having Advisory and Services Agreements with the same advisor, transfers uninvested cash balances into a joint trading account. The aggregate balance in this joint trading account is invested in one or more consolidated repurchase agreements whose underlying securities are U.S. Treasury or Federal agency obligations. The Fund has approximately a 6.2% interest or $702,460 in the consolidated repurchase agreement of $11,334,136 collateralized by $11,560,893 in United States Treasury Notes. Proceeds at maturity are $11,334,140.

3. Investment Advisory Fee and Other Transactions with Affiliates. The Investment Advisor to the Fund, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc. (the "Advisor"), earns an advisory fee equal to 0.5% per annum of the average net assets of the Fund. The fee is accrued daily and paid monthly. Since December 9, 2002, the Advisor has been irrevocably waiving 0.25% of this fee for the Fund. For the six-months ended March 31, 2009, the waived amount was $38,172. This waiver may end at any time.

The Advisor will reimburse the Fund for the amount of any expenses of the Fund (less certain expenses) that exceed 1.5% per annum of the average net assets of the Fund up to $40 million and 1% per annum of such amount in excess of $40 million. No amounts were reimbursed to the Fund by the Advisor for the six-months ended March 31, 2009.

As disclosed in Note 4 below due to the historically low yields of the securities in which the Fund invests, the Advisor is waiving all Fund fees and expenses in excess of the Fund's actual yields until its yield without expenses exceeds 0.50%.

4. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for the Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets, other than the expenses of the Fund's Independent Trustees and auditor ("Independent Service Providers") which are paid directly based on cost and any costs associated with the Line of Credit described in Note 6. For the six-months ended March 31, 2009, this service fee was 0.35%. The Fund accrued $5,496 directly for Independent Service Providers fees for the six-months ended March 31, 2009. The Fund uses US Bancorp Fund Services, LLC as its transfer agent and US Bank as its custodian. The transfer agent and custodian fees are paid by the Advisor and allocated to the Fund pursuant to a services agreement and are included in other expenses.

Due to the historically low yields of the securities in which the Fund invests, the Advisor has committed to waive payments for all Fund expenses in excess of the Fund's actual yields until its yield without expenses exceeds 0.50%. For the six-months ended March 31, 2009, the additional waived amount was $3,822.

5. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares (in dollars) were as follows:

	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
	2009	2008
Shares sold	$5,068,876	$16,212,597
Shares issued in reinvestment of dividends	130,309	909,089
Total shares issued	5,199,185	17,121,686
Shares redeemed	(6,013,630)	(22,010,074)
Net decrease	(814,445)	;(4,888,388)

6. Line of Credit. The Fund has a $10 million revolving credit facility with a bank for temporary

Madison Mosaic Government Money Market 7

Notes to Financial Statements (concluded)

emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on the outstanding principal amount is equal to the prime rate less 0.5% (effective rate of 2.75% at March 31, 2009). The line of credit contains loan covenants with respect to certain financial ratios and operating matters. The Fund was in compliance with these covenants as of September 30, 2008 and 2007. During the six-months ended March 31, 2009, the Fund drew $33,000. The Fund had repaid in full its line of credit and any related interest accrued as of March 31, 2009.

7. Accounting Pronouncement. On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Fund Expenses (unaudited).

Example: This Example is intended to help you understand your costs (in dollars) of investing in the Fund and to compare these costs with the costs of investing in other mutual funds. See footnotes 3 and 4 above for an explanation of the types of costs charged by the Fund.This Example is based on an investment of $1,000 invested on October 1, 2008 and held for the six-months ended March 31, 2009.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled "Expenses Paid During the Period."

Based on Actual Total Return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3]
Government Money Market	0.43%	$1,000.00	$1,004.32	0.61%	$3.05

[1]For the six months ended March 31, 2009.

[2]Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value.

[3]Expenses (net of voluntary waiver) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical Example for Comparison Purposes

The table on the next page titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

8 Semi-annual Report   March 31, 2009

Fund Expenses (concluded)

Based on Hypothetical Total Return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[2]	Expenses Paid During the Period[2]
Government Money Market	5.00%	$1,000.00	$1,025.19	0.61%	$3.08

[1]For the six months ended March 31, 2009.

[2]Expenses (net of voluntary waiver) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements." Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "estimate," "may," "will," "expect," "believe," "plan" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Fund only invests in non-voting securities. Nevertheless, the Fund adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Fund's portfolio. These policies are available to you upon request and free of charge by writing to Madison Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Fund's proxy voting policies may also be obtained by visiting the Securities and Exchange Commission web site at www.sec.gov. The Fund will respond to shareholder requests for copies of our policies within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Form N-Q and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102. Finally, you may call us at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

Madison Mosaic Government Money Market 9

The Madison Mosaic Family of Mutual Funds

Madison Mosaic Equity Trust
Investors Fund
Balanced Fund
Mid-Cap Fund
Small/Mid-Cap Fund
Disciplined Equity Fund
Madison Institutional Equity Option Fund

Madison Mosaic Income Trust
Government Fund
Core Bond Fund
Institutional Bond Fund

Madison Mosaic Tax-Free Trust
Virginia Tax-Free Fund
Tax-Free National Fund

Madison Mosaic Government Money Market

For more complete information on any Madison Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT
Madison Mosaic Funds(R)
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

TELEPHONE NUMBERS

Shareholder Service
Toll-free nationwide: 888-670-3600

Mosaic Tiles (24 hour automated information)
Toll-free nationwide: 800-336-3063

(Madison Mosaic logo) Madison Mosaic Funds(R)
www.mosaicfunds.com

SEC File Number 811-2910

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included in report to shareholders above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No changes.

Item 11. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer determined that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Government Money Market Trust

By: (signature)

W. Richard Mason, Secretary

Date: May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: May 21, 2009

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: May 21, 2009